PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 3 - PROPERTY AND EQUIPMENT

Property and equipment consists of the following:

	December 31,
	2024	2023

Medical equipment	$352,133	$352,133
Furniture and fixtures	123,486	123,486
Computer software and equipment	136,205	136,205
Office equipment	18,779	18,779
Manufacturing equipment	501,421	395,232
Leasehold improvements	342,048	342,048
	1,474,072	1,367,883
Less: accumulated depreciation	(1,111,136)	(1,011,828)
Property and equipment, net	$362,936	$356,055

Total depreciation expense for the years ended December 31, 2024 and 2023 was $99,309 and $75,989, respectively. Depreciation expense is reflected in general and administrative expenses and research and development expenses in the consolidated statements of operations.